Receivables	12 Months Ended
Dec. 31, 2019
Receivables [Abstract]
Disclosure of trade and other receivables [text block]

16Receivables

Non-current receivables

Non-current receivables are associated mainly with customer financing in the Diagnosis & Treatment businesses amounting to EUR 31 million (2018: EUR 44 million), for Signify indemnification amounting to EUR 76 million and insurance receivables in Other in the US amounting to EUR 41 million (2018: EUR 41 million).

Current receivables

Current receivables of EUR 4,554 million (2018: EUR 4,035 million) at December 31, 2019 included trade accounts receivable (net of allowance) of EUR 4,280 million (2018: EUR 3,805 million), accounts receivable other of EUR 242 million (2018: EUR 203 million) and accounts receivable from investments in associates of EUR 32 million (2018: EUR 27 million).

The accounts receivable, net, per segment are as follows:

Philips Group

Accounts receivables-net

in millions of EUR

2018 - 2019

	2018	2019
Diagnosis & Treatment	1,738	1,905
Connected Care	1,020	1,089
Personal Health	995	1,122
Other	53	163
Accounts receivable-net	3,805	4,280

The aging analysis of accounts receivable, net, is set out below:

Philips Group

Aging analysis

in millions of EUR

2018 - 2019

	2018	2019
current	3,222	3,591
overdue 1-30 days	228	251
overdue 31-180 days	270	333
overdue > 180 days	85	105
Accounts receivable-net	3,805	4,280

The above net accounts receivable represent current and overdue but not fully impaired receivables. The overdue balances have been netted off against the credit notes amounting to EUR 50 million.

The changes in the allowance for doubtful accounts receivable are as follows:

Philips Group

Allowance for accounts receivable

in millions of EUR

2018 - 2019

	2018	2019
Balance as of January 1	215	194
Additions charged to expense	28	23
Deductions from allowance1)	(28)	(9)
Transfer to assets held for sale
Other movements	(21)	3
Balance as of December 31	194	211
1)Write-offs for which an allowance was previously provided.

The allowance for doubtful accounts receivable has been primarily established for receivables that are past due.

Included in the above balances as per December 31, 2019 are allowances for individually impaired receivables of EUR 200 million (2018: EUR 181 million) .

Contract assets

Current contract assets were EUR 247 million per December 31, 2019 (2018: EUR 232 million).

The contract assets increased with EUR 15 million. The year-on-year change is mainly driven by timing differences between billing terms and services provided.